Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VI
Entity Central Index Key	0001552740
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000125197 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust BuyWrite Income ETF
Class Name	First Trust BuyWrite Income ETF
Trading Symbol	FTHI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust BuyWrite Income ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTHI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTHI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust BuyWrite Income ETF	$38	0.75%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 1,372,041,383
Holdings Count | Holding	223
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$1,372,041,383
Total number of portfolio holdings	223
Portfolio turnover rate	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc., Class A	3.1%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class A	1.7%
JPMorgan Chase & Co.	1.6%
Alphabet, Inc., Class C	1.4%
CME Group, Inc.	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc., Class A	3.1%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class A	1.7%
JPMorgan Chase & Co.	1.6%
Alphabet, Inc., Class C	1.4%
CME Group, Inc.	1.2%

C000125204 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq BuyWrite Income ETF
Class Name	First Trust Nasdaq BuyWrite Income ETF
Trading Symbol	FTQI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Nasdaq BuyWrite Income ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTQI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTQI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq BuyWrite Income ETF	$37	0.75%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[2]
Net Assets	$ 625,904,790
Holdings Count | Holding	194
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$625,904,790
Total number of portfolio holdings	194
Portfolio turnover rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Microsoft Corp.	7.4%
NVIDIA Corp.	7.1%
Apple, Inc.	6.9%
Broadcom, Inc.	4.5%
Meta Platforms, Inc., Class A	4.3%
Amazon.com, Inc.	4.1%
Netflix, Inc.	3.4%
Advanced Micro Devices, Inc.	2.9%
Tesla, Inc.	2.9%
Costco Wholesale Corp.	2.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	7.4%
NVIDIA Corp.	7.1%
Apple, Inc.	6.9%
Broadcom, Inc.	4.5%
Meta Platforms, Inc., Class A	4.3%
Amazon.com, Inc.	4.1%
Netflix, Inc.	3.4%
Advanced Micro Devices, Inc.	2.9%
Tesla, Inc.	2.9%
Costco Wholesale Corp.	2.6%

C000200399 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey Wright DALI Equity ETF
Class Name	First Trust Dorsey Wright DALI Equity ETF
Trading Symbol	DALI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dorsey Wright DALI Equity ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DALI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DALI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright DALI Equity ETF	$15(1)	0.30%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 15	[3]
Expense Ratio, Percent	0.30%	[3],[4]
Net Assets	$ 111,144,010
Holdings Count | Holding	8
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$111,144,010
Total number of portfolio holdings	8
Portfolio turnover rate	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Small Cap Growth AlphaDEX® Fund	18.2%
First Trust Large Cap Growth AlphaDEX® Fund	18.0%
First Trust Dow Jones Internet Index Fund	14.1%
First Trust Financials AlphaDEX® Fund	12.8%
First Trust Industrials/Producer Durables AlphaDEX® Fund	12.8%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	12.3%
First Trust Utilities AlphaDEX® Fund	11.7%
Dreyfus Government Cash Management Fund, Institutional Shares, Class I	0.1%

Largest Holdings [Text Block]
Top Ten Holdings
First Trust Small Cap Growth AlphaDEX® Fund	18.2%
First Trust Large Cap Growth AlphaDEX® Fund	18.0%
First Trust Dow Jones Internet Index Fund	14.1%
First Trust Financials AlphaDEX® Fund	12.8%
First Trust Industrials/Producer Durables AlphaDEX® Fund	12.8%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	12.3%
First Trust Utilities AlphaDEX® Fund	11.7%
Dreyfus Government Cash Management Fund, Institutional Shares, Class I	0.1%

C000257781 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Small Cap BuyWrite Income ETF
Class Name	First Trust Small Cap BuyWrite Income ETF
Trading Symbol	FTKI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Small Cap BuyWrite Income ETF (the “Fund”) for the period of February 26, 2025 (commencement of investment operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTKI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTKI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap BuyWrite Income ETF	$29(1)	0.85%(2)
(1)	The Fund commenced investment operations on February 26, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 29	[5]
Expense Ratio, Percent	0.85%	[6]
Net Assets	$ 938,335
Holdings Count | Holding	234
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$938,335
Total number of portfolio holdings	234
Portfolio turnover rate	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Argan, Inc.	1.2%
Integer Holdings Corp.	1.2%
AGNC Investment Corp.	1.2%
Bentley Systems, Inc., Class B	1.1%
Agree Realty Corp.	1.1%
Monarch Casino & Resort, Inc.	1.1%
CareTrust REIT, Inc.	1.0%
Graco, Inc.	1.0%
AptarGroup, Inc.	1.0%
Stride, Inc.	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Argan, Inc.	1.2%
Integer Holdings Corp.	1.2%
AGNC Investment Corp.	1.2%
Bentley Systems, Inc., Class B	1.1%
Agree Realty Corp.	1.1%
Monarch Casino & Resort, Inc.	1.1%
CareTrust REIT, Inc.	1.0%
Graco, Inc.	1.0%
AptarGroup, Inc.	1.0%
Stride, Inc.	1.0%

[1]	Annualized.
[2]	Annualized.
[3]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[4]	Annualized.
[5]	The Fund commenced investment operations on February 26, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[6]	Annualized.